Convertible Notes - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended	6 Months Ended		12 Months Ended
	May 12, 2023	Mar. 15, 2023	Oct. 28, 2022	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Debt instrument, face amount							$ 63
Fair vaue of shares issued upon conversion of convetible notes							5,989
Amortization of the debt discounts				$ 99	$ 0	$ 208	242	$ 140
3i Notes [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		$ 3,261
Conversion of stock, shares converted		328,352
3i Notes [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Conversion of stock, shares converted		1,207,729
Debt instrument convertible conversion price		$ 2.7
Convertible Debt [Member]
Debt Instrument [Line Items]
Debt conversion, original debt amount							4,636
Unamortized debt discount							168	359
Debt conversion, accrued interest, amount							$ 341
Convertible Debt [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, shares issued							598,861
Convertible Debt [Member] | Investor Notes [Member]
Debt Instrument [Line Items]
Debt instrument, face amount							$ 422	104
Debt conversion, original debt amount			$ 4,636
Debt conversion, accrued interest, amount			$ 341
Amortization of the debt discounts							242	140
Loss on conversion of convertible notes							(1,180)
Convertible Debt [Member] | Investor Notes [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, shares issued			598,861
Fair vaue of shares issued upon conversion of convetible notes							5,989
Convertible Debt [Member] | IBT Notes [Member] | IBT and David Humes Notes [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, amount							$ 96	$ 114
Senior Unsecured Convertible Notes [Member] | 3i Notes [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		$ 9,000
Discount of senior unsecured convertible note issued		8.00%
Interest rate of senior unsecured convertible note issued		7.00%
Debt instrument, maturity date		Jun. 15, 2024
First Convertible Note [Member]
Debt Instrument [Line Items]
Principal payment					238
Interest payment					$ 20
First Convertible Note [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, shares issued					1,879,688
Fair value of convertible notes					$ 1,291
Second Convertible Note [Member]
Debt Instrument [Line Items]
Debt conversion, original debt amount	$ 2,174
Conversion of stock, shares converted	218,901
Discount of senior unsecured convertible note issued	8.00%
Interest rate of senior unsecured convertible note issued	7.00%
Debt instrument, maturity date	Aug. 12, 2024
Second Convertible Note [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, shares issued	805,153				1,208,479
Debt instrument convertible conversion price	$ 2.7
Fair value of convertible notes					$ 646